UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2024 to January 17, 2025

Commission File Number of issuing entity:  333-257737-13

Central Index Key Number of issuing entity:  0002013825

BBCMS Mortgage Trust 2024-5C25
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-257737

Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001840727

3650 Real Estate Investment Trust 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

Daniel Schmidt (212) 528-7479
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4297143
38-4297144
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 17, 2025 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2024-5C25.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by BBCMS Mortgage Trust 2024-5C25 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from December 18, 2024 to January 17, 2025.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on November 13, 2024. The CIK number for the Depositor is 0001541480.

Barclays Capital Real Estate Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on November 13, 2024. The CIK number for Barclays Capital Real Estate Inc. is 0001549574.

3650 Real Estate Investment Trust 2 LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2024. The CIK number for 3650 Real Estate Investment Trust 2 LLC is 0001840727.

Citi Real Estate Funding Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 9, 2024. The CIK number for Citi Real Estate Funding Inc. is 0001701238.

German American Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2024. The CIK number for German American Capital Corporation is 0001541294.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York, filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2024. The CIK number for UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York, is 0001685185.

Societe Generale Financial Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 9, 2024. The CIK number for Societe Generale Financial Corporation is 0001755531.

Bank of Montreal filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2024. The CIK number for Bank of Montreal is 0000927971.

Argentic Real Estate Finance 2 LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 17, 2025. The CIK number for Argentic Real Estate Finance 2 LLC is 0001968416.

Starwood Mortgage Capital LLC  filed its most recent Rule 15Ga-1 Form ABS-15G on January 23, 2025. The CIK number for Starwood Mortgage Capital LLC  is 0001548405.

KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 1, 2024. The CIK number for KeyBank National Association is 0001089877.

BSPRT CMBS Finance, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2024. The CIK number for BSPRT CMBS Finance, LLC is 0001722518.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 30, 2025 under Commission File No. 333-257737-13 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 30, 2025 under Commission File No. 333-257737-13 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BBCMS Mortgage Trust 2024-5C25, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	12/17/2024	$7,000.00
Current Distribution Date	01/17/2025	$44,709.75

REO Account
Prior Distribution Date	12/17/2024	$0.00
Current Distribution Date	01/17/2025	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2024-5C25, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	12/17/2024	$7,406.20
Current Distribution Date	01/17/2025	$183,387.26

Interest Reserve Account
Prior Distribution Date	12/17/2024	$0.00
Current Distribution Date	01/17/2025	$175,755.33

Gain-on-Sale Reserve Account
Prior Distribution Date	12/17/2024	$0.00
Current Distribution Date	01/17/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2024-5C25, relating to the January 17, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 30, 2025 under Commission File No. 333-257737-13 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 30, 2025 under Commission File No. 333-257737-13 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Schmidt
Daniel Schmidt, Authorized Signatory

Date: January 30, 2025